Software Development Costs (Details) - Software Development Costs [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized software in-process	$ 982,000	$ 888,000	$ 825,000
Website development	763,000	763,000	607,000
Less: accumulated amortization	(653,000)	(633,000)	(587,000)
Software development costs, net	$ 1,092,000	$ 1,018,000	$ 845,000